April 30, 2013

Via EDGAR

Ms. Alison White
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:     Security Benefit Life Insurance Company
SBL Variable Annuity Account XIV
Post-Effective Amendment No. 13 to Registration Statement on Form N-4
(File Nos. 333-138540 and 811-10011)

Dear Ms. White:

On behalf of Security Benefit Life Insurance Company (the “Company”) and SBL Variable Annuity Account XIV (the “Separate Account”), we have attached for filing Post-Effective Amendment No. 13 (the “Amendment”) to the Separate Account’s registration statement on Form N-4, which includes three prospectuses and statements of additional information for the following variable annuity contracts: EliteDesigns Variable Annuity, EliteDesigns Variable Annuity for contracts issued before April 18, 2011, and EliteDesigns II Variable Annuity.  The Amendment is being filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), primarily for purposes of updating certain financial information and making routine and clarifying changes.  As counsel who reviewed the Amendment, I represent that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b).

On February 21, 2013, the Company and the Separate Account filed Post-Effective Amendment No. 12 to the Separate Account’s registration statement on Form N-4 pursuant to paragraph (a) of Rule 485 under the Securities Act to add a prospectus and statement of additional information for the aforementioned EliteDesigns II Variable Annuity (formerly known as, the EliteDesigns Plus Variable Annuity (the “Contract”)).  On behalf of the Company and the Separate Account, we are responding to oral comments on Post-Effective Amendment No. 12 provided by the Staff of the Securities and Exchange Commission (the “Commission”) to outside counsel for the Company on March 1, 2013.

Ms. Alison White
U.S. Securities and Exchange Commission
April 30, 2013
Page two

The following paragraphs provide the Company’s response to each comment received from the Staff.  For the Staff’s convenience, each of the Staff’s comments is set forth in full below, and then the response follows.

1.	Comment: Please provide a supplemental explanation of the following tax disclosure found on page six of the prospectus:

Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.

Response:  Out of an abundance of caution, the above language was included in the prospectus for the Contract to disclose the theoretical tax risk identified in certain “investor control” rulings issued by the Internal Revenue Service (the “Service”).  Those rulings take the position that the owner of a variable life insurance or annuity contract (“variable contract”), not the insurance company, may be treated as the owner of the assets in the separate account (or subaccount) supporting the contract if the contract owner retains sufficient incidents of ownership over such assets, in which case the contract owner would be subject to current Federal income taxation on income attributable to those assets.  See, e.g., Rev. Rul. 77-85, 1977-1 C.B. 12; Rev. Rul. 80-274, 1980-2 C.B. 27; Rev. Rul. 81-225, 1981-2 C.B. 13; Rev. Rul. 2003-91, 2003-2 C.B. 347; Rev. Rul. 2003-92, 2003-2 C.B. 350.  If that were to occur, it would nullify a principal tax benefit that variable contracts enjoy, namely, deferral of current taxation of annual cash value increases.

As discussed in Rev. Rul. 2003-91, the question of whether the owner of a variable contract has retained sufficient incidents of ownership over the underlying assets to be treated as the owner of those assets is an issue that depends on all the relevant facts and circumstances.  In Rev. Rul. 2003-91, the Service provided guidance on this issue in the form of a “safe harbor,” describing a hypothetical factual situation involving a variable life insurance contract that in its view did not violate the principles of ownership articulated in the investor control rulings, and made it clear that the same considerations apply to variable annuity contracts.

Ms. Alison White
U.S. Securities and Exchange Commission
April 30, 2013
Page three

The subject language discloses that the Contract differs in certain respects from the hypothetical contract described in Rev. Rul. 2003-91.  In view of the “facts and circumstances” nature of the investor control analysis, the Company believed it was prudent to add the subject language to the prospectus--even though the Company believes that the differences between the hypothetical contract described in Rev. Rul. 2003-91 and the Contract do not necessarily raise investor control issues.

2.	Comment: Please provide Tandy representations with regard to the filing.

Response: The Company acknowledges that, with respect to the above-referenced filing:

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing;

•	the Company, on behalf of the Separate Account, is responsible for the adequacy and accuracy of the disclosure in the filing; and

•
the Company, on behalf of the Separate Account, may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * *

Please do not hesitate to call Thomas Bisset at 202.383.0118 with any questions or comments concerning this response.  We greatly appreciate the Staff’s efforts in assisting the Company with the Amendment.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Associate General Counsel

Enclosure

cc:     Thomas E. Bisset, Esq.
Elisabeth M. Bentzinger, Esq.
Naseem Z. Nixon, Esq.